Ordinary Shares	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Ordinary Shares

8. ORDINARY SHARES

Upon incorporation in 2018, the Company’s authorized ordinary shares were 500,000,000 shares with a par value of US$0.0001 per share. The authorized shares of the Company were divided into 448,763,811 ordinary shares and 51,236,189 preferred shares in connection with issuance of Series Angel, Series Pre-A, Series A Redeemable Convertible Preferred Shares.

Immediately prior to the completion of IPO, the Company’s authorized share capital was US$50,000 divided into 500,000,000 shares comprising of (i) 400,000,000 Class A ordinary shares with a par value of US$0.0001 each, (ii) 100,000,000 Class B ordinary shares with a par value of US$0.0001 each.

Immediately prior to the completion of IPO, all outstanding Redeemable Convertible Preferred Shares, including (i) 4,955,327 Series Angel Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, (ii) 9,917,226 of Series Pre-A Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, and (iii) 36,363,636 of Series A Redeemable Convertible Preferred Shares with a par value of US$0.0001 each, were converted into Class A ordinary shares on a one-to-one basis. All outstanding ordinary shares were re-designated and re-classified as Class A ordinary shares on a one-to-one basis, except that 24,734,013 ordinary shares held by YooYoo Limited were re-designated and re-classified as Class B ordinary shares on a one-to-one basis.

Upon the completion of the Company’s initial public offering and exercise of the green shoes options, the Company issued 18,600,000 and 700,000 Class A ordinary shares at price of US$7.5 per share, respectively. The net proceeds after deducting underwriting commissions and discounts were US$135,117,436.

The Company issued 20,000,000 and 10,000,000 Class A ordinary shares as reserve for share options exercise for the years ended December 31, 2021 and 2022, respectively. The shares issued as reserve are not entitled to voting right and dividend right and therefore are not treated as outstanding. As of December 31, 2023, there were 137,781,970 Class A ordinary shares and 24,734,013 Class B ordinary shares outstanding.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share entitles the holder to twenty votes on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.